Earnings per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings per Share	EARNINGS PER SHARE
Table 82: Basic and Diluted Earnings Per Common Share

In millions, except per share data	2019	2018	2017
Basic
Net income from continuing operations	$4,591	$4,558	$4,598
Less:
Net income attributable to noncontrolling interests	49	45	50
Preferred stock dividends	236	236	236
Preferred stock discount accretion and redemptions	4	4	26
Net income from continuing operations attributable to common shareholders	4,302	4,273	4,286
Less: Dividends and undistributed earnings allocated to nonvested restricted shares	18	18	15
Net income from continuing operations attributable to basic common shareholders	$4,284	$4,255	$4,271
Net income from discontinued operations attributable to common shareholders	$827	$788	$790
Less: Undistributed earnings allocated to nonvested restricted shares	3	3	8
Net income from discontinued operations attributable to basic common shareholders	$824	$785	$782
Basic weighted-average common shares outstanding	447	467	481
Basic earnings per common share from continuing operations (a)	$9.59	$9.11	$8.87
Basic earnings per common share from discontinued operations (a)	1.84	1.68	1.62
Basic earnings per common share	$11.43	$10.79	$10.49
Diluted
Net income from continuing operations attributable to diluted common shareholders	$4,284	$4,255	$4,271
Net income from discontinued operations attributable to basic common shareholders	$824	$785	$782
Less: Impact of earnings per share dilution from discontinued operations	10	9	16
Net income from discontinued operations attributable to diluted common shareholders	$814	$776	$766
Basic weighted-average common shares outstanding	447	467	481
Dilutive potential common shares	1	3	5
Diluted weighted-average common shares outstanding	448	470	486
Diluted earnings per common share from continuing operations (a)	$9.57	$9.06	$8.79
Diluted earnings per common share from discontinued operations (a)	1.82	1.65	1.57
Diluted earnings per common share	$11.39	$10.71	$10.36
(a)
Basic and diluted earnings per share under the two-class method are determined on net income reported on the income statement less earnings allocated to nonvested restricted shares and restricted share units with nonforfeitable dividends and dividend rights (participating securities).